As filed with the Securities and Exchange Commission on August 15, 2014

1933 Act Registration No. 333-139186

1940 Act Registration No. 811-21987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. _

☐

Post-Effective Amendment No. 22

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 23

☒

ALPS VARIABLE INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, Including Area Code: (303) 623-2577

DAVID T. BUHLER, SECRETARY

ALPS VARIABLE INVESTMENT TRUST

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Name and Address of Agent for Service)

Copy to:

PETER H. SCHWARTZ, ESQ.
DAVIS GRAHAM & STUBBS LLP
1550 SEVENTEENTH STREET, SUITE 500
DENVER, COLORADO 80202

303-892-9400

----------------------------

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 15, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 13 to its Registration Statement until September 15, 2014.  Post-Effective Amendment No. 13 to the Trust’s Registration Statement related to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940, filed on January 15, 2014, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on August 15, 2014.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas A. Carter	Trustee, Chairman, President & Chief Executive Officer	August 15, 2014
Thomas A. Carter

/s/ Patrick D. Buchanan	Chief Financial Officer & Treasurer	August 15, 2014
Patrick D. Buchanan

/s/ Mark K. Anstine*	Trustee	August 15, 2014
Mary K. Anstine

/s/ Jeremy W. Deems*	Trustee	August 15, 2014
Jeremy W. Deems

/s/ David M. Swanson*	Trustee	August 15, 2014
David M. Swanson

/s/ Scott Wentsel*	Trustee	August 15, 2014
Scott Wentsel

*By:	/s/ David T. Buhler
David T. Buhler
Attorney-in-fact